Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [Line Items]
Milestone Payment	$ 8,341	$ 8,688	$ 16,371
Revenue recognized on deferred revenue outstanding at prior year end	5,300
Revenue	11,768	9,807	20,748
Remaining Performance Obligation
Revenue [Line Items]
Revenue	1,713
Over 10 percent of revenue
Revenue [Line Items]
Milestone Payment	8,193	8,510	13,415
Karuna Therapeutics, Inc. | Over 10 percent of revenue
Revenue [Line Items]
Milestone Payment	$ 2,000	$ 0	$ 0